     As Filed with the Securities and Exchange Commission on August 15, 2003

                                             1933 Act Registration No. 333-40937
                                             1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /

                         POST-EFFECTIVE AMENDMENT NO. 16
                                                                          /X/
                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /

                                AMENDMENT NO. 47                             /X/

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                           (Exact Name of Registrant)

                    Lincoln ChoicePlus, Lincoln ChoicePlus II
                   and Lincoln ChoicePlus Assurance (B Share)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                                 P.O. Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, Including Area Code: (260) 455-2000

                        Elizabeth A. Frederick, Esquire
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                              Post Office Box 1110
                              Ft. Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                            Mary Jo Ardington, Esq.
                             1300 S. Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/ / on      , 2003, pursuant to paragraph (b)


/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/X/  on August 18, 2003, pursuant to paragraph (a)(1) of Rule 485


                      Title of Securities being registered:
            Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company
                      Lincoln Life Variable Annuity Account N
                                   ChoicePlus

                        Supplement dated August 20, 2003
                       to the Prospectus dated May 1, 2003

Please keep this Supplement with your current ChoicePlus Prospectus and retain it for reference. This Supplement introduces the Principal Security(SM) Benefit Rider.

The Principal Security(SM) Benefit Rider is available for purchase with nonqualified annuity contracts and IRAs. IRA contractowners must be under age
81. This Rider provides a Guaranteed Amount equal to the initial purchase payment (or contract value if elected after contract issue) as adjusted for purchase payments and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Once the Rider has been in effect for at least five years, you have the opportunity to reset the Guaranteed Amount to a higher level (the contract value at the time of the reset). There is no guarantee that the Rider will be available in the future as we reserve the right to discontinue this Rider at any time.

Effective Date

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our home office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date.

Charges for the Rider

     The annual charge is currently 0.45% of the Guaranteed Amount as adjusted. The guaranteed annual maximum charge in the event of a reset of the Guaranteed Amount is 0.95%.

During the accumulation period, there is a charge for the Principal Security(SM) Benefit Rider, if elected. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount.

If you reset the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the reset. At the time of the reset, the Rider charge may increase, but it will never exceed the guaranteed maximum annual charge of 0.95%. After a reset, we will deduct the Rider charge for the reset Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the reset. If you never reset your Guaranteed Amount, your percentage Rider charge will never change, although the amount we deduct for the charge will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that the EGMDB and Principal Security(SM) Benefit are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1) If you surrender your contract at the end of the applicable time period:

                      1 year          3 years         5 years          10 years
       ------------------------------------------------------------------------
                      $1,080          $1,656          $2,256            $4,063

     2) If you annuitize or do not surrender your contract at the end of the applicable time period:

                      1 year          3 years         5 years          10 years
         ----------------------------------------------------------------------
                       $380           $1,156          $1,956            $4,063

Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts
- i4LIFE(SM) Advantage for IRA Contracts and Annuity payouts - including i4LIFE(SM) Advantage (Non-Qualified annuity contracts only). Refer to your Prospectus for a discussion of other charges or deductions. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Guaranteed Amount

The amount of the initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000. Additional purchase payments automatically increase the Guaranteed Amount; however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments are made and decreases as withdrawals are made.

After the fifth anniversary of the Rider, you may elect to reset the Guaranteed Amount to an amount equal to the contract value on the effective date of the election of the reset. Additional resets are permitted, but you must wait at least 5 years between each reset. The reset may cause an increase in the percentage charge for this Rider. Purchase payments or withdrawals made after the reset adjust the Guaranteed Amount. In the future, we may limit your right to reset the Guaranteed Amount to your Rider anniversary dates, but no more frequently than once every five years.

Withdrawals

You will have access to your Guaranteed Amount through periodic withdrawals up to the Annual Withdrawal Limit each Benefit Year (until the Guaranteed Amount equals zero). The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to reset the Guaranteed Amount, the Benefit

Year will begin on the date of the reset and each anniversary of the reset after that. On the effective date of the Rider, the Annual Withdrawal Limit is 7% of the Guaranteed Amount. The Annual Withdrawal Limit is increased by 7% of any additional purchase payment. The Annual Withdrawal Limit will also reset after a reset of the Guaranteed Amount to the greater of:

     a. the Annual Withdrawal Limit immediately prior to the reset; or
     b. 7% of the new (reset) Guaranteed Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Annual Withdrawal Limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.   the Annual Withdrawal Limit will remain the same.

Withdrawals within the Annual Withdrawal Limit are not subject to surrender charges or a market value (interest) adjustment.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Annual Withdrawal Limit:

1.   The Guaranteed Amount is reduced to the lesser of:
     a. the contract value immediately following the withdrawal, or
     b. the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2.   The Annual Withdrawal Limit will be the lesser of:
     a. the Annual Withdrawal Limit immediately prior to the withdrawal; or
     b. the greater of:
        i. 7% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Annual Withdrawal Limit); or
        ii. 7% of the contract value immediately following the withdrawal.

In a declining market, withdrawals that exceed the Annual Withdrawal Limit may substantially deplete your Guaranteed Amount and reduce your Annual Withdrawal Limit.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Withdrawal Balance Annuity Payment Option. The Guaranteed Withdrawal Balance Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% Annual Withdrawal Limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Withdrawal Balance Annuity Payment Option.

For IRA contracts, the annual amount available for withdrawal within the Annual Withdrawal Limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Annual Withdrawal Limit. Withdrawals over the Annual Withdrawal Limit may quickly and substantially decrease your Guaranteed Amount and Annual Withdrawal Limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing resets of the Guaranteed Amount.

The tax consequences of withdrawals are discussed in your Prospectus, under Federal tax matters.

Any withdrawals you make, whether or not within the Annual Withdrawal Limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

Death Benefit

There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. Refer to your prospectus for a discussion of death benefit payment options.

If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider will apply to the new contractowner. The new contractowner will then be eligible to elect to reset the Guaranteed Amount prior to the next available reset date; however, all other conditions for the reset apply and any subsequent reset by the new contractowner must meet all conditions for a reset.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Principal Security Benefit if desired. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. However, resets of the Guaranteed Amount will not be permitted. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Annual Withdrawal Limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Principal Security Benefit equal to his or her share of the death benefit.

Rider Charge Waiver

After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider charge may be waived. On each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider (or on the most recent reset date); and (2) subsequent purchase payments, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.

Termination

After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate on the annuity commencement date (unless the Guaranteed Withdrawal Balance Annuity Payment Option is elected) and upon termination, will not result in any increase in contract value equal to the Guaranteed Amount. The Rider will also terminate upon the last payment of the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

Availability

The availability of this Rider will depend upon your state's approval of this Rider. Check with your investment representative regarding availability in your state.

                                     PART A

The Prospectus for the Lincoln ChoicePlus variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

Supplement to the prospectus for the Lincoln ChoicePlus variable annuity contracts is incorporated herein by reference to 497 Filing (File No. 333-40937) filed on May 19, 2003.

                   The Lincoln National Life Insurance Company
                     Lincoln Life Variable Annuity Account N
                                   ChoicePlus

                       Supplement dated August 20, 2003
          to the Statement of Additional Information dated May 1, 2003

Please keep this Supplement with your current ChoicePlus Statement of Additional Information and retain it for reference.

In the Calculation of investment results section, a third Standard Performance chart has been added to reflect performance data assuming the Principal Security(SM) Benefit Rider is in effect, as follows:

C. Standard Performance Data:

For the period ending December 31, 2002

                                                                                         1-year           5-year     Since Inception
                                                                        Subaccount       With             With       With
                                                                        Commenced        EGMDB            EGMDB      EGMDB
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                    11/20/1998         (39.5)%            N/A          (16.5)%
AIM V.I. International Growth Fund                                      11/20/1998         (24.5)             N/A          (11.4)
AIM V.I. Premier Equity Fund                                            11/20/1998         (38.8)             N/A           (9.6)
AllianceBernstein Growth & Income Portfolio (Class B)                   02/22/2000         (30.8)             N/A           (4.7)
AllianceBernstein Premier Growth Portfolio (Class B)                    02/22/2000         (39.2)             N/A          (25.3)
AllianceBernstein Small Cap Value Portfolio (Class B)                   09/19/2001         (15.1)             N/A            2.4
AllianceBernstein Technology Portfolio (Class B)                        02/22/2000         (50.0)             N/A          (40.0)
American Funds Global Small Capitalization Fund (Class 2)               02/22/2000         (27.6)             N/A          (26.1)
American Funds Growth Fund (Class 2)                                    02/22/2000         (32.9)             N/A          (20.4)
American Funds Growth-Income Fund (Class 2)                             02/22/2000         (26.9)             N/A           (5.5)
American Funds International Fund (Class 2)                             02/22/2000         (23.5)             N/A          (27.3)
Delaware VIP International Value Equity Series (Standard class)         11/20/1998         (18.7)             N/A           (4.0)
Delaware VIP Large Cap Value Series (Service Class)                     11/20/1998         (27.4)             N/A           (6.6)
Delaware VIP High Yield Series (Service Class)                          11/20/1998          (7.2)             N/A           (4.9)
Delaware VIP REIT Series (Service Class)                                11/20/1998          (4.6)             N/A            7.3
Delaware VIP Small Cap Value Series (Service Class)                     11/20/1998         (14.5)             N/A            2.9
Delaware VIP Trend Series (Service Class)                               11/20/1998         (28.6)             N/A            1.7
Delaware VIP U.S. Growth Series (Service Class)                         09/19/2001         (37.7)             N/A          (20.3)
Fidelity(R) VIP Contrafund Portfolio (Service Class 2)                  09/19/2001         (18.3)             N/A           (7.1)
Fidelity(R) VIP Equity-Income Portfolio (Service Class 2)               11/20/1998         (25.7)             N/A           (4.6)
Fidelity(R) VIP Growth Portfolio (Service Class 2)                      11/20/1998         (38.7)             N/A           (9.3)
Fidelity(R) VIP Overseas Portfolio (Service Class 2)                    11/20/1998         (29.0)             N/A           (9.9)
FTVIP Franklin Small Cap Fund (Class 2)                                 02/22/2000         (37.1)             N/A          (28.6)
FTVIPT Templeton Growth Securities Fund (Class 2)                       02/22/2000         (27.0)             N/A           (7.5)
Janus Aspen Mid Cap Growth Portfolio (Service Class)                    09/19/2001         (36.5)             N/A          (20.8)
Janus Aspen Balanced Portfolio (Service Class)                          09/19/2001         (15.4)             N/A           (6.6)
Janus Aspen Worldwide Growth Portfolio (Service Class)                  09/19/2001         (34.2)             N/A          (17.8)
Lincoln VIP Aggressive Growth Fund (Service Class)                      09/19/2001         (38.7)             N/A          (17.0)
Lincoln VIP Bond Fund (Standard Class)                                  11/20/1998           1.1              N/A            4.1
Lincoln VIP Capital Appreciation Fund (Service Class)                   09/19/2001         (35.4)             N/A          (18.3)
Lincoln VIP Global Asset Allocation Fund (Service Class)                09/19/2001         (20.7)             N/A           (8.9)
Lincoln VIP International Fund (Standard Class)                         09/19/2001         (19.5)             N/A           (7.5)
Lincoln VIP Money Market Fund (Standard Class)                          11/20/1998          (7.5)             N/A            1.5
Lincoln VIP Social Awareness Fund (Standard Class)                      09/19/2001         (30.6)             N/A          (14.4)
MFS(R) VIT Capital Opportunities Series (Service Class)                 09/19/2001         (38.2)             N/A          (19.4)
MFS(R) VIT Emerging Growth Series (Service Class)                       11/20/1998         (42.2)             N/A          (10.7)
MFS(R) VIT Total Return Series (Service Class)                          11/20/1998         (14.1)             N/A            0.9
MFS(R) VIT Utilities Series (Service Class)                             11/20/1998         (31.4)             N/A           (6.9)
Neuberger Berman AMT Mid-Cap Growth Portfolio                           09/19/2001         (37.7)             N/A          (18.3)
Neuberger Berman AMT Regency Portfolio                                  09/19/2001         (19.2)             N/A           (6.4)
Putnam VT Growth & Income Fund (Class IB)                               09/19/2001         (27.5)             N/A          (15.7)
Putnam VT Health Sciences Fund (Class IB)                               09/19/2001         (28.9)             N/A          (18.8)
Scudder VIT EAFE Equity Index Fund (Class B)                            09/19/2001         (30.1)             N/A          (19.7)
Scudder VIT Equity 500 Index Fund (Class A)                             11/20/1998         (30.8)             N/A           (8.3)

The performance figures shown reflect the cost of the EGMDB with the Principal Security(SM) benefit. If contractowners had elected the EEB Rider, their returns would have been lower.

In addition, two additional Non-Standard Performance charts have been added to reflect performance data assuming the Principal Security(SM) Benefit Rider is in effect, as follows:

E. Non-Standard Performance Data (assuming the Principal Security(SM) Benefit is in effect):

Period Ending December 31, 2002

                                                                 YTD      1-year   3-year   5-year     10-year
                                                                 With     With     With     With       With              As if
                                                                 EGMDB    EGMDB    EGMDB    EGMDB      EGMDB   Lifetime  Commenced
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                             (39.5)%  (39.5)%  (34.0)%  (11.0)%    N/A     1.7%       05/05/1993
AIM V.I. International Growth Fund                               (24.5)   (24.5)   (28.4)    (7.8)     N/A     1.0        05/05/1993
AIM V.I. Premier Equity Fund                                     (38.8)   (38.8)   (24.2)    (5.0)     N/A     5.7        05/05/1993
AllianceBernstein Growth & Income Portfolio (Class B)            (30.8)   (30.8)    (7.7)     1.0      9.1%    8.2        01/14/1991
AllianceBernstein Premier Growth Portfolio (Class B)             (39.2)   (39.2)   (26.6)    (4.1)     7.2     8.0        06/26/1992
AllianceBernstein Small Cap Value Portfolio (Class B)            (15.1)   (15.1)     N/A      N/A      N/A    (2.6)       05/01/2001
AllianceBernstein Technology Portfolio (Class B)                 (50.0)   (50.0)   (35.6)    (3.1)     N/A    (0.2)       01/11/1996
American Funds Global Small Capitalization Fund (Class 2)        (27.6)   (27.6)   (20.4)     N/A      N/A     0.6        04/30/1998
American Funds Growth Fund (Class 2)                             (32.9)   (32.9)   (17.7)     4.1     10.1    11.8        02/08/1984
American Funds Growth-Income Fund (Class 2)                      (26.9)   (26.9)    (7.0)     1.0      8.4    10.5        02/08/1984
American Funds International Fund (Class 2)                      (23.5)   (23.5)   (23.4)     0.0      6.4     5.0        05/01/1990
Delaware VIP International Value Equity Series (Standard class)  (18.7)   (18.7)   (11.1)    (2.0)     4.2     4.1        04/30/1998
Delaware VIP Large Cap Value Series (Service Class)              (27.4)   (27.4)    (8.4)    (3.9)     6.8     6.1        07/28/1988
Delaware VIP High Yield Series (Service Class)                    (7.2)    (7.2)    (9.3)    (3.8)     2.6     4.5        07/28/1988
Delaware VIP REIT Series (Service Class)                          (4.6)    (4.6)    10.8      N/A      N/A     3.6        05/04/1998
Delaware VIP Small Cap Value Series (Service Class)              (14.5)   (14.5)     4.1     (0.1)     N/A     7.9        12/27/1993
Delaware VIP Trend Series (Service Class)                        (28.6)   (28.6)   (18.5)     1.9      N/A     8.0        12/27/1993
Delaware VIP U.S. Growth Series (Service Class)                  (37.7)   (37.7)   (24.6)     N/A      N/A   (21.6)       11/15/1999
Fidelity(R)VIP Contrafund Portfolio (Service Class 2)            (18.3)   (18.3)   (13.6)     1.0      N/A    10.1        01/03/1995
Fidelity(R)VIP Equity-Income Portfolio (Service Class 2)         (25.7)   (25.7)    (9.1)    (2.5)     7.6     7.9        10/09/1986
Fidelity(R)VIP Growth Portfolio (Service Class 2)                (38.7)   (38.7)   (24.7)    (3.2)     6.3     8.3        10/09/1986
Fidelity(R)VIP Overseas Portfolio (Service Class 2)              (29.0)   (29.0)   (24.8)    (6.8)     2.6     2.1        01/28/1987
FTVIP Franklin Small Cap Fund (Class 2)                          (37.1)   (37.1)   (24.3)    (2.5)     N/A     4.3        11/01/1995
FTVIPT Templeton Growth Securities Fund (Class 2)                (27.0)   (27.0)   (10.4)    (1.1)     N/A     4.3        03/15/1994
Janus Aspen Mid Cap Growth Portfolio (Service Class)             (36.5)   (36.5)   (39.1)    (5.0)     N/A     5.0        09/13/1993
Janus Aspen Balanced Portfolio (Service Class)                   (15.4)   (15.4)    (8.3)     5.6      N/A     9.7        09/13/1993
Janus Aspen Worldwide Growth Portfolio (Service Class)           (34.2)   (34.2)   (26.1)    (2.3)     N/A     8.1        09/13/1993
Lincoln VIP Aggressive Growth Fund (Service Class)               (38.7)   (38.7)   (27.9)   (12.4)     N/A    (1.5)       02/03/1994
Lincoln VIP Bond Fund (Standard Class)                             1.1      1.1      6.6      4.7      5.4     8.4        12/28/1981
Lincoln VIP Capital Appreciation Fund (Service Class)            (35.4)   (35.4)   (27.7)    (4.4)     N/A     4.6        02/03/1994
Lincoln VIP Global Asset Allocation Fund (Service Class)         (20.7)   (20.7)   (12.3)    (3.1)     4.8     5.4        08/03/1987
Lincoln VIP International Fund (Standard Class)                  (19.5)   (19.5)   (10.8)    (0.9)     5.1     3.3        05/01/1991
Lincoln VIP Money Market Fund (Standard Class)                    (7.5)    (7.5)     0.3      1.8      2.5     4.3        01/07/1982
Lincoln VIP Social Awareness Fund (Standard Class)               (30.6)   (30.6)   (17.7)    (4.8)     8.1     9.6        05/02/1988
MFS(R) VIT Capital Opportunities Series (Service Class)          (38.2)   (38.2)   (24.3)    (3.4)     N/A     2.3        08/14/1996
MFS(R) VIT Emerging Growth Series (Service Class)                (42.2)   (42.2)   (34.6)    (6.2)     N/A     2.6        07/24/1995
MFS(R) VIT Total Return Series (Service Class)                   (14.1)   (14.1)    (0.5)     2.3      N/A     8.5        01/03/1995
MFS(R) VIT Utilities Series (Service Class)                      (31.4)   (31.4)   (18.7)    (3.4)     N/A     7.1        01/03/1995
Neuberger Berman AMT Mid-Cap Growth Portfolio                    (37.7)   (37.7)   (25.5)    (1.4)     N/A     2.0        11/03/1997
Neuberger Berman AMT Regency Portfolio                           (19.2)   (19.2)     N/A      N/A      N/A   (14.4)       08/22/2001
Putnam VT Growth & Income Fund (Class IB)                        (27.5)   (27.5)   (10.3)    (3.4)     6.6     8.5        02/01/1988
Putnam VT Health Sciences Fund (Class IB)                        (28.9)   (28.9)    (7.6)     N/A      N/A    (4.1)       05/01/1998
Scudder VIT EAFE Equity Index Fund (Class B)                     (30.1)   (30.1)   (25.6)    (7.9)     N/A    (8.5)       08/22/1997
Scudder VIT Equity 500 Index Fund (Class A)                      (30.8)   (30.8)   (18.9)    (3.4)     N/A    (2.7)       10/01/1997

The performance figures shown reflect the cost of the EGMDB with the Principal Security(SM) benefit. If contractowners had elected the EEB Rider, their returns would have been lower.

F. Non-Standard Performance Data (not adjusted for surrender charges or annual account fee and assuming the Principal Security(SM) Benefit is in effect):

Period Ending December 31, 2002

                                                                 YTD       1-year    3-year   5-year   10-year
                                                                 With      With      With     With     With               As if
                                                                 EGMDB     EGMDB     EGMDB    EGMDB    EGMDB     Lifetime Commenced
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                             (32.5)%   (32.5)%   (30.4)%  (10.1)%  N/A       1.7%     05/05/1993
AIM V.I. International Growth Fund                               (17.5)    (17.5)    (25.3)    (7.0)   N/A       1.0      05/05/1993
AIM V.I. Premier Equity Fund                                     (31.8)    (31.8)    (21.4)    (4.3)   N/A       5.7      05/05/1993
AllianceBernstein Growth & Income Portfolio (Class B)            (23.7)    (23.7)     (5.8)     1.6    9.1%      8.2      01/14/1991
AllianceBernstein Premier Growth Portfolio (Class B)             (32.2)    (32.2)    (23.6)    (3.4)   7.2       8.1      06/26/1992
AllianceBernstein Small Cap Value Portfolio (Class B)             (8.1)     (8.1)      N/A      N/A    N/A       1.0      05/01/2001
AllianceBernstein Technology Portfolio (Class B)                 (43.0)    (43.0)    (31.8)    (2.4)   N/A       0.0      01/11/1996
American Funds Global Small Capitalization Fund (Class 2)        (20.6)    (20.6)    (17.9)     N/A    N/A       1.2      04/30/1998
American Funds Growth Fund (Class 2)                             (25.9)    (25.9)    (15.3)     4.7   10.2      11.8      02/08/1984
American Funds Growth-Income Fund (Class 2)                      (19.9)    (19.9)     (5.1)     1.6    8.4      10.5      02/08/1984
American Funds International Fund (Class 2)                      (16.4)    (16.4)    (20.6)     0.6    6.4       5.0      05/01/1990
Delaware VIP International Value Equity Series (Standard class)  (11.6)    (11.6)     (9.0)    (1.4)   4.2       4.1      04/30/1998
Delaware VIP Large Cap Value Series (Service Class)              (20.3)    (20.3)     (6.4)    (3.2)   6.8       6.2      07/28/1988
Delaware VIP High Yield Series (Service Class)                    (0.2)     (0.2)     (7.3)    (3.1)   2.7       4.5      07/28/1988
Delaware VIP REIT Series (Service Class)                           2.5       2.5      12.2      N/A    N/A       4.2      05/04/1998
Delaware VIP Small Cap Value Series (Service Class)               (7.5)     (7.5)      5.6      0.5    N/A       7.9      12/27/1993
Delaware VIP Trend Series (Service Class)                        (21.6)    (21.6)    (16.0)     2.5    N/A       8.0      12/27/1993
Delaware VIP U.S. Growth Series (Service Class)                  (30.6)    (30.6)    (21.7)     N/A    N/A     (19.5)     11/15/1999
Fidelity(R) VIP Contrafund Portfolio (Service Class 2)           (11.3)    (11.3)    (11.4)     1.6    N/A      10.1      01/03/1995
Fidelity(R) VIP Equity-Income Portfolio (Service Class 2)        (18.7)    (18.7)     (7.1)    (1.8)   7.6       8.0      10/09/1986
Fidelity(R) VIP Growth Portfolio (Service Class 2)               (31.6)    (31.6)    (21.8)    (2.5)   6.3       8.3      10/09/1986
Fidelity(R) VIP Overseas Portfolio (Service Class 2)             (22.0)    (22.0)    (22.0)    (6.0)   2.6       2.2      01/28/1987
FTVIP Franklin Small Cap Fund (Class 2)                          (30.1)    (30.1)    (21.5)    (1.9)   N/A       4.3      11/01/1995
FTVIPT Templeton Growth Securities Fund (Class 2)                (20.0)    (20.0)     (8.3)    (0.5)   N/A       4.3      03/15/1994
Janus Aspen Mid Cap Growth Portfolio (Service Class)             (29.5)    (29.5)    (34.9)    (4.3)   N/A       5.0      09/13/1993
Janus Aspen Balanced Portfolio (Service Class)                    (8.4)     (8.4)     (6.3)     6.1    N/A       9.7      09/13/1993
Janus Aspen Worldwide Growth Portfolio (Service Class)           (27.1)    (27.1)    (23.2)    (1.6)   N/A       8.2      09/13/1993
Lincoln VIP Aggressive Growth Fund (Service Class)               (31.7)    (31.7)    (24.8)   (11.4)   N/A      (1.5)     02/03/1994
Lincoln VIP Bond Fund (Standard Class)                             8.2       8.2       8.1      5.3    5.5       8.4      12/28/1981
Lincoln VIP Capital Appreciation Fund (Service Class)            (28.4)    (28.4)    (24.7)    (3.6)   N/A       4.7      02/03/1994
Lincoln VIP Global Asset Allocation Fund (Service Class)         (13.6)    (13.6)    (10.2)    (2.5)   4.8       5.4      08/03/1987
Lincoln VIP International Fund (Standard Class)                  (12.5)    (12.5)     (8.8)    (0.3)   5.1       3.3      05/01/1991
Lincoln VIP Money Market Fund (Standard Class)                    (0.5)     (0.5)      1.9      2.4    2.5       4.4      01/07/1982
Lincoln VIP Social Awareness Fund (Standard Class)               (23.6)    (23.6)    (15.3)    (4.1)   8.1       9.6      05/02/1988
MFS(R) VIT Capital Opportunities Series (Service Class)          (31.2)    (31.2)    (21.5)    (2.7)   N/A       2.5      08/14/1996
MFS(R) VIT Emerging Growth Series (Service Class)                (35.2)    (35.2)    (30.9)    (5.5)   N/A       2.6      07/24/1995
MFS(R) VIT Total Return Series (Service Class)                    (7.1)     (7.1)      1.2      2.9    N/A       8.6      01/03/1995
MFS(R) VIT Utilities Series (Service Class)                      (24.4)    (24.4)    (16.3)    (2.7)   N/A       7.1      01/03/1995
Neuberger Berman AMT Mid-Cap Growth Portfolio                    (30.7)    (30.7)    (22.6)    (0.8)   N/A       2.3      11/03/1997
Neuberger Berman AMT Regency Portfolio                           (12.2)    (12.2)      N/A      N/A    N/A      (9.8)     08/22/2001
Putnam VT Growth & Income Fund (Class IB)                        (20.5)    (20.5)     (8.2)    (2.7)   6.6       8.5      02/01/1988
Putnam VT Health Sciences Fund (Class IB)                        (21.9)    (21.9)     (5.7)     N/A    N/A      (3.3)     05/01/1998
Scudder VIT EAFE Equity Index Fund (Class B)                     (23.1)    (23.1)    (22.7)    (7.1)   N/A      (7.9)     08/22/1997
Scudder VIT Equity 500 Index Fund (Class A)                      (23.8)    (23.8)    (16.5)    (2.7)   N/A      (2.3)     10/01/1997

The performance figures shown reflect the cost of the EGMDB with the Principal Security(SM) benefit. If contractowners had elected the EEB Rider, their returns would have been lower.

                                     PART B

The Statement of Additional Information for the Lincoln ChoicePlus variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                       REGISTRATION STATEMENT ON FORM N-4

                           PART C - OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A.
          The Table of Condensed Financial Information incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

     2. Part B.
          The following financial statements for the Variable Account incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

          Statement of Assets and Liabilities - December 31, 2002
          Statement of Operations - Year ended December 31, 2002
          Statements of Changes in Net Assets - Years ended December 31, 2002 and 2001
          Notes to Financial Statements
          Report of Ernst & Young LLP, Independent Auditors

     3. Part B.
          The following consolidated financial statements for The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

          Consolidated Balance Sheets - December 31, 2002 and 2001
          Consolidated Statements of Income - Years ended December 31, 2002,
            2001, and 2000
          Consolidated Statements of Shareholder's Equity - Years ended
            December 31, 2002, 2001, and 2000
          Consolidated Statements of Cash Flows - Years ended December 31, 2002,
            2001, and 2000
          Notes to Consolidated Financial Statements
          Report of Ernst & Young LLP, Independent Auditors

(b) Exhibits

     (1)
       Resolution of Board of Directors and Memorandum from the President Of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 24, 1997.

     (2)
       Not Applicable.

     (3)

       (a) Selling Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (b) Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (c) Amendment to Selling Group incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (d) Amendment to Schedule A of Selling Group dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (e) Form of Amendment to Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

     (4)
       The Lincoln National Life Insurance Company ChoicePlus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

       (a) ChoicePlus Settlement Contract Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (b) ChoicePlus Form of Income Contract Rider incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-40937) filed on
            September 3, 1998.

       (c) ChoicePlus Nursing Care Waiver of Surrender/Withdrawal Charges Rider incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-40937) filed on April 29, 1999.

       (d) ChoicePlus Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (e) ChoicePlus Section 457 Government Deferred Compensation Plan Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (f) ChoicePlus IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (g) ChoicePlus Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (h) ChoicePlus Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (i) ChoicePlus Contract Amendment (Definitions) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (j) ChoicePlus Contract Amendment (Death Benefit) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 1, 2000.

       (k) ChoicePlus Contract Amendment (CRT) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (l) ChoicePlus Contract Amendment (AG) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (m) ChoicePlus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

       (n) ChoicePlus and ChoicePlus II Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

       (o) ChoicePlus and ChoicePlus II Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

       (p) ChoicePlus II Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (q) ChoicePlus II Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (r) ChoicePlus II Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 9
            (File No. 333-40937) filed on August 8, 2001.

       (s) ChoicePlus II 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (t) ChoicePlus II Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (u) ChoicePlus II 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (v) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

       (w) Accumulation Benefit Enhancement (ABE) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

       (X) Estate Enhancement Benefit Rider w/5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

       (y) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

        (z) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (aa) 28877 IRA Rider incorporated herein by reference to Post-Effective
             Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (bb) 5305 IRA Rider incorporated herein by reference to Post-Effective
             Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (cc) I4LA-CB 8/02 Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (dd) I4LA-CB-PR Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (ee) I4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (ff) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (gg) I4LA-NQ 10/02 Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (hh) I4LA-Q-PR Rider incorporated herein by reference to Post-Effective
             Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (ii) I4LA-NQ-PR Rider incorporated herein by reference to Post-Effective
             Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (jj) 32793 GMWB Rider incorporated herein by reference to Post-Effective
             Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (kk) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (ll) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (mm) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (nn) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (oo) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
        (pp) GOP prorate incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
     (5)
       (a) Application for the ChoicePlus Contract incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

       (b) ChoicePlus II Application incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (c) Application Assurance incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
     (6)
       (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.

       (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

     (7)    Not Applicable.

     (8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

       (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

      (ii) Deutsche Asset Management VIT Funds incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

          (iii) Delaware Group Premium Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

          (iv) Dreyfus Variable Investment Fund incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-40937) filed December 17, 1999.

          (v) Form of Agreement Investors Fund Series incorporated herein by reference to Registration Statement on Form N-4
                (File No. 333-40937) filed November 9, 1998.

          (vi) Liberty Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

                (a) Amendment dated June 1, 2000 incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

          (vii) Lincoln Variable Products Trust incorporated herein by reference to Post-Effective Amendment No. 14 filed on April 24, 2001 incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

          (viii)Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

          (ix) MFS-Registered Trademark-Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

          (x) OCC Accumulation Trust incorporated herein by reference to Post-Effective Amendment No. 6 (File No.333-40937) filed on April 12, 2001.

          (xi) American Variable Insurance Series incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

          (xii) Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

          (xiii)Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

          (xiv) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

          (xv) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

          (xvi) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

               (b) Service agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to the registration statement of Lincoln National Growth & Income Fund, Form N-1A, Post-Effective Amendment No. 21 (File No. 2-80741) filed on
          April 10, 2000.

               (1) Amendment to service agreement between Delaware Management Holdings Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed
          April 9, 2002.

     (9)(a) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment
          No. 1 (File No. 333-40937) filed on September 3, 1998.

        (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-40937) filed on June 15, 2001.

        (c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

     (10) Consent of Ernst & Young LLP, Independent Auditors.

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Schedule for Computation of Performance Results incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-40937) filed December 17, 1999.

     (14) Not Applicable.

     (15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-38007) filed on August 14, 2003.

     (16)(a) Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

         (b) Power of Attorney - Todd R. Stephenson incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-40937) filed on August 1, 2003.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                       POSITIONS AND OFFICERS WITH DEPOSITOR
----                       -------------------------------------
Jon A. Boscia**            President and Director
John H. Gotta***           Chief Executive Officer, Executive
                           Vice President and Director
Todd R. Stephenson*        Chief Financial Officer, Senior Vice President and
                           Director
Gary W. Parker***          Senior Vice President
Cynthia A. Rose*           Secretary and Assistant Vice President
Eldon J. Summers*          Second Vice President and Treasurer
Richard C. Vaughan**       Director
Dennis L. Schoff**         Senior Vice President and General Counsel
Christine Frederick***     Chief Compliance Officer
See Yeng Quek****          Chief Investment Officer and Director
Barbara S. Kowalczyk**     Director
Jude T. Driscoll****       Director

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112
***   Principal business address is 350 Church Street, Hartford, CT 06103
**** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    See Exhibit 15(a): Organizational Chart of The Lincoln National Life Insurance Holding Company System.

ITEM 27.  NUMBER OF PURCHASERS

    As of June 30, 2003 there were 26,926 contract owners under Lincoln Life Variable Annuity Account N.

ITEM 28.  INDEMNIFICATION

(a) Brief description of indemnification provisions.

    In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/ she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

    In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

    Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln National Variable Annuity Account 53.

(b) See Item 25.

(c) N/A

     ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant undertakes that it will file a post effective amendment to this Registration Statement under the Securities Act of 1933 as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as Payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
    (ii) a space in the Contract application or order to purchase that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver promptly, upon written or oral request made to The Lincoln National Life Insurance Company at the address or phone number listed in the Prospectus, any Statement of Additional Information and any financial statements required by Form N-4 to be made available to applicants or owners.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 15th day of August, 2003.

                                     LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                                     (Registrant)
                                     Lincoln ChoicePlus, ChoicePlus II, &
                                     ChoicePlus Assurance (B Share)

                                     By: /s/ Ronald L. Stopher
                                         __________________________________
                                         Ronald L. Stopher
                                         Vice President, The Lincoln National
                                         Life Insurance Company

                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)

                                     By:  /s/ Rise' C. M. Taylor
                                          __________________________________
                                          Rise' C. M. Taylor
                                          (Signature-Officer of Depositor)
                                          Vice President, The Lincoln National
                                          Life Insurance Company
                                          (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 15, 2003.


Signature                                 Title

*                                         President and Director
_________________________                 (Principal Executive Officer)
Jon A. Boscia

*                                         Executive Vice President,
_________________________                 Chief Executive Officer
John H. Gotta                             and Director

*                                         Senior Vice President, Chief Financial
_________________________                 Officer and Director (Principal
Todd R. Stephenson                        Accounting Officer and Principal
                                          Financial Officer)

*                                         Director
_________________________
Barbara S. Kowalczyk

*                                         Director
_________________________
Richard C. Vaughan

*                                         Director
_________________________
Jude T. Driscoll

*                                         Chief Investment Officer and Director
_________________________
See Yeng Quek

*By  /s/ Rise' C. M. Taylor               Pursuant to a Power of Attorney
    _____________________________
    Rise' C. M. Taylor